Capital Link

Global Fintech Leaders ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.1%
Canada — 2.5%
Materials— 2.5%
TMX Group	15,523	$343,056
China — 9.7%
Communication Services— 5.2%
Baidu ADR*	2,537	362,359
Tencent Holdings	8,000	331,559
		693,918
Financials— 4.5%
China Construction Bank,
Cl H	523,000	280,116
Ping An Insurance Group of
China, Cl A	49,400	330,612
		610,728
		1,304,646
France — 5.4%
Financials— 2.7%
BNP Paribas	5,685	368,425
Utilities— 2.7%
Engie	22,401	362,020
		730,445
Germany — 5.1%
Consumer Discretionary— 2.4%
Mercedes-Benz Group	4,391	321,881
Information Technology— 2.7%
SAP	2,588	361,841
		683,722
Hong Kong — 2.5%
Financials— 2.5%
Hong Kong Exchanges &
Clearing	8,800	341,148
Japan — 12.5%
Consumer Discretionary— 5.1%
HIS(A)	25,200	341,343
Rakuten Group(A)	87,900	343,123
		684,466
Financials— 5.2%
Monex Group(A)	94,700	340,201
SBI Holdings	18,000	367,888
		708,089
Information Technology— 2.2%
GMO internet group(A)	18,000	291,479
		1,684,034

Description	Shares	Fair Value
Singapore — 2.5%
Financials— 2.5%
Singapore Exchange	47,978	$342,116
South Korea — 7.3%
Communication Services— 4.5%
Kakao	7,852	285,743
SK Telecom	9,011	327,580
		613,323
Information Technology— 2.8%
Samsung SDS	3,498	375,802
		989,125
Taiwan — 2.4%
Information Technology— 2.4%
Hon Hai Precision Industry	97,529	326,153
United Kingdom — 2.5%
Financials— 2.5%
HSBC Holdings PLC	44,860	331,461
United States — 46.7%
Consumer Discretionary— 2.8%
Amazon.com*	2,778	383,392
Consumer Staples— 5.7%
Bunge	3,663	418,754
Nestle	2,887	347,780
		766,534
Financials— 15.9%
Block, Cl A*	5,280	304,392
CME Group, Cl A	1,855	375,971
Intercontinental Exchange	3,118	367,893
Mastercard, Cl A	929	383,343
PayPal Holdings*	5,400	337,554
Visa, Cl A(A)	1,534	376,873
		2,146,026
Information Technology— 22.3%
Cisco Systems	6,904	395,944
DocuSign, Cl A*	6,013	302,454
International Business
Machines	2,535	372,214
Intuit	795	430,739
Microsoft	1,049	343,820
Oracle	3,121	375,737
Salesforce*	1,593	352,786
VMware, Cl A*	2,533	427,520
		3,001,214
		6,297,166
Total Common Stock
(Cost $13,578,618)		13,373,072

Capital Link

Global Fintech Leaders ETF

Schedule of Investments

August 31, 2023 (Unaudited)

Description	Shares	Fair Value
SHORT-TERM INVESTMENTS — 5.6%
Dreyfus Institutional
Preferred Government
Money Market 5.30%(B)(C)	682,132	$682,132
JPMorgan U.S. Government
Money Market Fund, Cl I
5.32%(C)	69,658	69,658
Total Short-Term Investments		751,790
(Cost $751,790)		751,790
Total Investments - 104.7%
(Cost $14,330,408)		$14,124,862

Percentages are based on Net Assets of $13,487,494.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2023. The total market value of securities on loan at August 31, 2023 was $1,187,642.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2023 was $682,132. The total value of non-cash collateral held from securities on loan as of August 31, 2023 was $556,495.

(C)	The rate reported is the 7-day effective yield as of August 31, 2023.

ADR — American Depositary Receipt

Cl — Class

INN-QH-001-1200